Basic and Diluted Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and Diluted Earnings (Loss) Per Share
Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted earnings (loss) per share have been calculated in accordance with ASC 260 on computation of earnings (loss) per share for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Years Ended December 31,
	2020	2021	2022
Basic earnings (loss) per share calculation
Numerator:
Net income (loss)	(215,094)	2,000,282	486,357
Denominator:
Weighted-average ordinary shares outstanding	2,345,703,779	2,521,667,815	2,560,106,403
Basic earnings (loss) per Class A and Class B ordinary share (RMB cent per share)	(9.17)	79.32	19.00

	For the Years Ended December 31,
	2020	2021	2022
Diluted earnings (loss) per share calculation
Numerator:
Net income (loss)	(215,094)	2,000,282	486,357
Denominator:
Weighted-average ordinary shares outstanding	2,345,703,779	2,521,667,815	2,560,106,403
Add: weighted-average RSUs	—	54,489,432	17,785,666
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,345,703,779	2,576,157,247	2,577,892,069
Diluted earnings (loss) per Class A and Class B ordinary share (RMB cent per share)	(9.17)	77.65	18.87

Effects of Outstanding RSUs Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti- dilutive are as follows:

	For the Year
	Ended December 31,
	2020	2021	2022
Weighted-average RSUs	10,710,636	—	—
Share options	—	114,000,000	114,000,000
Warrants	—	70,833,345	—